Tax Status (Details) - SBA Defined Contribution Plan for Primis Bank	12 Months Ended
Dec. 31, 2025
Tax Status
EBP, Tax Determination Letter, Obtained [true false]	false
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember